Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of voluntary change in accounting policy [abstract]
Summary of Functional Currency	The applicable exchange rates used to translate the financial statements of this entity for each of the periods are as follows:

	Year ended
Ratio : 1 US dollars (USD) = x euros (EUR)	2019/12/31	2020/12/31	2021/12/31
Exchange rate at period end	0.89015	0.81493	0.88292
Average exchange rate for the period	0.89341	0.87755	0.84542

Summary of Estimated Useful Lives	Estimated useful lives are as follows:

Building on non-freehold land	10 years
Fittings and fixtures	Between 9 and 25 years
Scientific equipment	Between 2 and 12 years
Computer equipment	Between 2 and 5 years
Furniture	Between 4 and 10 years
Vehicles	Between 4 and 6 years